Post-Employment Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Chile
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.60%	2.55%
Expected rate of salary increases	3.80%	3.80%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014
Turnover rate	7.03%	7.25%
Brazil
Disclosure Of Defined Benefit Plans [Line Items]
Mortality tables	AT 2000	AT 2000
Turnover rate	6.50%	5.19%
Brazil | Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	9.30%	4.88%
Expected rate of salary increases	4.52%	4.52%
Turnover rate		5.19%
Brazil | Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	9.67%	7.95%
Expected rate of salary increases	5.04%	5.04%
Colombia
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	6.94%	5.74%
Expected rate of salary increases	4.95%	4.85%
Mortality tables	RV 2008	RV 2008
Turnover rate	0.29%	0.46%
Colombia | Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.81%
Turnover rate		0.46%
Argentina
Disclosure Of Defined Benefit Plans [Line Items]
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014
Turnover rate	1.11%	1.26%
Argentina | Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	50.68%	49.36%
Expected rate of salary increases	43.50%	37.68%
Turnover rate		1.26%
Argentina | Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	51.23%	54.46%
Expected rate of salary increases	56.22%	42.25%
Peru
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.90%	3.50%
Expected rate of salary increases	4.00%	4.00%
Mortality tables	SPP-S-2017	SPP-S-2017
Turnover rate	5.39%	5.20%